LEASES - Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities [Roll Forward]
Payments	$ (85)	$ (87)
Ending balance, lease liabilities	675
Lease liabilities	596	635
Current lease liabilities	$ (79)	$ (88)